Stockholders' Equity (Details) $ / shares in Units, $ in Thousands																	1 Months Ended					6 Months Ended		12 Months Ended
	Apr. 08, 2024 shares	Feb. 20, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Jul. 24, 2023 USD ($)	Jul. 16, 2023 $ / shares	Jul. 14, 2023 $ / shares	Jun. 16, 2023 USD ($) $ / shares shares	May 04, 2023 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 29, 2022 USD ($) shares	Apr. 26, 2022 $ / shares shares	Apr. 06, 2022 shares	Feb. 02, 2022 shares	Jan. 10, 2022 shares	May 31, 2021 $ / shares shares	Feb. 18, 2014 $ / shares shares	Jun. 30, 2023 $ / shares shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	May 31, 2021 $ / shares	Apr. 30, 2021 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 06, 2024 $ / shares
Stockholders’ Equity [Line Items]
Common stock, shares authorized																130,000,000						130,000,000		130,000,000	130,000,000
Preferred stock, shares authorized																20,000,000
Preferred stock, par value per share (in Dollars per share) | $ / shares																$ 0.001
Issuance of common stock	83,391
Common stock par or stated value per share (in Dollars per share) | $ / shares																						$ 0.001		$ 0.001	$ 0.001
Price per share (in Dollars per share) | $ / shares																										$ 1
Exercise price (in Dollars per share) | $ / shares					$ 3.146												$ 5.6						$ 5.6
Equity ownership percentage															3.00%
Registered offering units shares							1,000,000										2,000,000						2,000,000
Net proceeds (in Dollars) | $							$ 4,808
Warrant expiration term							5 years
Aggregate gross sales price (in Dollars) | $								$ 5,500
Percentage of gross proceeds								3.00%
Aggregate net proceeds (in Dollars) | $																								$ 495
Shares of common stock																						3,780,827		2,600,311	1,123,680
Conversion rate description																						(i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share		(i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share
Purchase exceed amount (in Dollars) | $																						$ 500,000		$ 500,000
Purchase of shares																						100,000		100,000
Percentage of outstanding shares																						4.99%		4.99%
Common stock vote																								one vote
Expiration date																	5 years						5 years
Common stock sold													1,100,000	1,100,000
Weighted-average grant-date fair value of options granted (in Dollars per share) | $ / shares																								$ 7.63	$ 12.9
Aggregate intrinsic value of outstanding options (in Dollars) | $																								$ 0
Compensation cost unvested options (in Dollars) | $																								$ 414
Expected term unvested options																								11 months 26 days
Compensation cost restricted stock units (in Dollars) | $																								$ 4,773
Expected term restricted stock units																								1 year 4 months 24 days
Issued offering warrants																	2,000,000						2,000,000
Fair value of warrant grant date (in Dollars per share) | $ / shares																	$ 3,164							$ 3,164
Fair value of offering warrant (in Dollars per share) | $ / shares																	1.58							1.58
Fair value price (in Dollars per share) | $ / shares																	$ 3						$ 3	$ 3
Daily return rate																	5.18%							5.18%
Short-term annual volatility																	100.00%							100.00%
Standard deviation																	6.30%							6.30%
Gross proceeds from sale of common stock (in Dollars) | $								$ 5,500														$ 1,934
Price per share (in Dollars per share) | $ / shares																						$ 1.5125		$ 1.5125
Number of trading days																						10		10
Percentage of volume-weighted average price																						250.00%		250.00%
Percentage of conversion into common stock shares																						50		50
Revenues (in Dollars) | $																						$ 2,250		$ 2,250
Percentage of shares issued to stockholders																						50.00%
Deemed liquidation percentage																						110.00%
Increased percentage of deemed liquidation																						10.00%
Common stock reserved issuance shares												1
Maturity date	May 06, 2024
Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 5.6
Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares									9,600
Exercise price (in Dollars per share) | $ / shares			$ 1.94		2.8				$ 50
Expiration date			5 years
Weighted-average grant-date fair value of options granted (in Dollars per share) | $ / shares			$ 1.29						$ 27.5
Expected term			5 years						5 years								4 years 10 months 24 days						4 years 10 months 24 days
Expected volatility			68.89%			100.00%			62.55%
Dividend yield			0.00%						0.00%
Risk-free interest rate			4.41%						2.92%								3.99%						3.99%
Issued offering warrants			45,000
Fair value of warrant grant date (in Dollars per share) | $ / shares					$ 3.146	$ 3.146
Long-term annual volatility																	60.00%						60.00%
Common stock exercise price (in Dollars per share) | $ / shares			$ 1.94
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock																						1,123,439		232,100
Issued shares common stock																								98,909	39,809
Net proceeds (in Dollars) | $																						$ 96
Weighted average price (in Dollars per share) | $ / shares																						$ 1.113
Common stock sold																						89,847
Common stock reserved issuance shares																								2,422
Additional Paid-in Capital [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars) | $			$ 58						$ 264
Merger Transaction [Member]
Stockholders’ Equity [Line Items]
Equity percentage																						50.00%
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock	90,987
Options were cancelled	41,698
Underwriting Agreement [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares									9,600		9,600
Exercise price (in Dollars per share) | $ / shares											$ 50
Amended and Restated Exclusive Sales Representative Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock															31,235
Equity ownership percentage																				3.00%				3.00%
Equity Distribution Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted average price (in Dollars per share) | $ / shares																								$ 2.27
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted-average grant-date fair value of options granted (in Dollars per share) | $ / shares		$ 0.61
Expected term		5 years
Expected volatility		68.24%
Dividend yield		0.00%
Risk-free interest rate		4.30%
Purchase Agreement [Member] | Series A Preferred Stock and Warrants [Member]
Stockholders’ Equity [Line Items]
Issued offering warrants		258,374
Purchase Agreement [Member] | Series A Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.2705
Issued offering warrants		415,468
Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock exercise price (in Dollars per share) | $ / shares		$ 1.2705
Aggregate offering price (in Dollars) | $		$ 2,605,000
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock											320,000
Common stock par or stated value per share (in Dollars per share) | $ / shares											$ 0.001
Price per share (in Dollars per share) | $ / shares											$ 50				$ 50					$ 50
Net proceeds from issuance of initial public offering (in Dollars) | $										$ 13,800
Issued shares common stock															8,574
Expected volatility																								70.00%
IPO [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars) | $									$ 0
IPO [Member] | Purchase Agreement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars) | $		$ 254
IPO [Member] | Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares		$ 0.001
Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.2705	$ 1.94
Conversion shares		84,729								395,542
Issued offering warrants		157,094
Conversion of Series A and Series B Preferred Stock to Common Stock [Member]
Stockholders’ Equity [Line Items]
Conversion shares										269,334
At-the-Market Offering Program [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Weighted average price (in Dollars per share) | $ / shares																						$ 1.83
Common stock sold																						1,033,592
Net of issuance costs (in Dollars) | $																						$ 1,834
2022 Plan [Member] | Stock options [Member]
Stockholders’ Equity [Line Items]
Expiration date																								10 years
2022 Plan [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Expiration date																								2 years
2022 Plan [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Expiration date																								4 years
2022 Plan [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock																						54,173		37,486
Percentage of gross proceeds													4.00%
Percentage of outstanding shares													4.00%	4.00%
Common stock sold													110,000	160,000
2022 Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock sold													1,600,000	1,600,000
2012 Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares																			737,516		662,516
2012 Plan [Member] | Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares																		737,516
2012 Plan [Member] | Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares																		799,266
Equity Line of Credit [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock																						10,000
Shares of common stock																								10,000
Lincoln Park Capital Fund, LLC [Member]
Stockholders’ Equity [Line Items]
Line of credit (in Dollars) | $				$ 10,000																		$ 10,000		$ 10,000
Closing price of common stock (in Dollars per share) | $ / shares																						$ 1.5		$ 1.5
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																						4,500,000		4,500,000
Preferred stock, par value per share (in Dollars per share) | $ / shares																						$ 0.001		$ 0.001
Preferred stock, designated shares																4,500,000								4,500,000
Description of series A preferred stock																						the product of (x) $15.125 multiplied by (y) the sum of 1 plus the product of (A) 0.06 multiplied by (B) a fraction equal to the number of days that such share of Series A Preferred Stock has been issued divided by 365. “Conversion Price” means (i) for the shares of Series A Preferred Stock issued on the Closing Date, $1.5125 and (ii) for each share of Series A Preferred Stock issued thereafter, an amount equal to the greater of (x) $1.5125 and the average of the VWAPs for the 10 Trading Days prior the issuance date of such share of Series A Preferred Stock, in each case subject to adjustment as set forth herein. On any date that ten out of the last 15 daily VWAPs of the Common Stock is 250% higher than the Conversion Price on such date, then the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock. Additionally, on and after the time on which the Company has $2.25 million in revenues in any single financial quarter, the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock (a “Required Conversion”). No dividends are payable on the Series A Preferred Stock. The Series A Preferred Stock will vote together with the Common Stock on all matters other than as required by law; provided however that any additional shares underlying the Series A Preferred Stock as a result of the anti-dilution provision described below shall not vote on an “as converted” basis and shall only vote when issued upon conversion. Notwithstanding the foregoing, the vote of an individual holder of Series A Preferred Stock (and underlying Common Stock) shall be capped at 9.99% (or 4.99% if selected by the holder).
Preferred stock issued divided																						365		365
Price per share (in Dollars per share) | $ / shares																						$ 1.5125		$ 1.5125
Transaction excess amount (in Dollars) | $																						$ 1,000
Series A Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Percentage of vote of an individual holder.																						4.99%		4.99%
Series A Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Percentage of vote of an individual holder.																						9.99%		9.99%
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, designated shares																491,222								491,222
Series A Preferred Stock and Warrants [Member] | Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock		172,239
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value per share (in Dollars per share) | $ / shares																						$ 15.125		$ 15.125
Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion into common stock shares																						50		50